Note 11 - Income Tax Expenses - Reconciliation of Income Tax Expenses (Details) (Parentheticals)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Corporation tax rate	23.00%	20.00%